Loans Receivable (Schedule Of Carrying Amount Of Acquired Covered Loans) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Acquired Impaired Loans	$ 213,645
Acquired Performing Loans	879,111
Total Covered Loans	1,092,756	1,334,449
Previous Accounting Guidance [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		89,372
Acquired Performing Loans		1,245,077
Adjustment [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		34,755
Acquired Performing Loans		(34,755)
As Adjusted [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		124,127
Acquired Performing Loans		1,210,322
Residential Mortgage Loans [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	20,232
Acquired Performing Loans	166,932
Total Covered Loans	187,164	255,387
Residential Mortgage Loans [Member] | Previous Accounting Guidance [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		31,809
Acquired Performing Loans		184,465
Residential Mortgage Loans [Member] | Adjustment [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		3,985
Acquired Performing Loans		35,128
Residential Mortgage Loans [Member] | As Adjusted [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		35,794
Acquired Performing Loans		219,593
Residential Mortgage Loans [Member] | Residential 1-4 Family [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	20,232
Acquired Performing Loans	166,932
Total Covered Loans	187,164	255,387
Residential Mortgage Loans [Member] | Residential 1-4 Family [Member] | Previous Accounting Guidance [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		31,809
Acquired Performing Loans		184,465
Residential Mortgage Loans [Member] | Residential 1-4 Family [Member] | Adjustment [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		3,985
Acquired Performing Loans		35,128
Residential Mortgage Loans [Member] | Residential 1-4 Family [Member] | As Adjusted [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		35,794
Acquired Performing Loans		219,593
Commercial Loans [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	170,499
Acquired Performing Loans	557,395
Total Covered Loans	727,894	881,615
Commercial Loans [Member] | Previous Accounting Guidance [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		27,180
Acquired Performing Loans		849,666
Commercial Loans [Member] | Adjustment [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		31,680
Acquired Performing Loans		(26,911)
Commercial Loans [Member] | As Adjusted [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		58,860
Acquired Performing Loans		822,755
Commercial Loans [Member] | Real Estate [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	167,742
Acquired Performing Loans	473,101
Total Covered Loans	640,843	772,877
Commercial Loans [Member] | Real Estate [Member] | Previous Accounting Guidance [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		23,127
Acquired Performing Loans		704,841
Commercial Loans [Member] | Real Estate [Member] | Adjustment [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		31,564
Acquired Performing Loans		13,345
Commercial Loans [Member] | Real Estate [Member] | As Adjusted [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		54,691
Acquired Performing Loans		718,186
Commercial Loans [Member] | Business [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	2,757
Acquired Performing Loans	84,294
Total Covered Loans	87,051	108,738
Commercial Loans [Member] | Business [Member] | Previous Accounting Guidance [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		4,053
Acquired Performing Loans		144,825
Commercial Loans [Member] | Business [Member] | Adjustment [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		116
Acquired Performing Loans		(40,256)
Commercial Loans [Member] | Business [Member] | As Adjusted [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		4,169
Acquired Performing Loans		104,569
Consumer And Other Loans [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	22,914
Acquired Performing Loans	154,784
Total Covered Loans	177,698	197,447
Consumer And Other Loans [Member] | Previous Accounting Guidance [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		30,383
Acquired Performing Loans		210,946
Consumer And Other Loans [Member] | Adjustment [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		(910)
Acquired Performing Loans		(42,972)
Consumer And Other Loans [Member] | As Adjusted [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		29,473
Acquired Performing Loans		167,974
Consumer And Other Loans [Member] | Home Equity [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	22,094
Acquired Performing Loans	152,117
Total Covered Loans	174,211	192,647
Consumer And Other Loans [Member] | Home Equity [Member] | Previous Accounting Guidance [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		30,267
Acquired Performing Loans		204,707
Consumer And Other Loans [Member] | Home Equity [Member] | Adjustment [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		(794)
Acquired Performing Loans		(41,533)
Consumer And Other Loans [Member] | Home Equity [Member] | As Adjusted [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		29,473
Acquired Performing Loans		163,174
Consumer And Other Loans [Member] | Other [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans	820
Acquired Performing Loans	2,667
Total Covered Loans	3,487	4,800
Consumer And Other Loans [Member] | Other [Member] | Previous Accounting Guidance [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		116
Acquired Performing Loans		6,239
Consumer And Other Loans [Member] | Other [Member] | Adjustment [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans		(116)
Acquired Performing Loans		(1,439)
Consumer And Other Loans [Member] | Other [Member] | As Adjusted [Member]
Loans Receivable [Line Items]
Acquired Impaired Loans
Acquired Performing Loans		$ 4,800